Schedule of Cost, Accumulated Depreciation and Net Book Value of the Company's Leasing Equipment by Equipment Type (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Containers, cost	$ 5,576,346	$ 5,599,318
Containers, accumulated depreciation	(1,522,009)	(1,443,167)
Containers, net book value	4,054,337	4,156,151
Dry Containers Other Than Open Top And Flat Rack Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	1,561,124	1,627,878
Containers, accumulated depreciation	(407,824)	(396,247)
Containers, net book value	1,153,300	1,231,631
Dry Containers Other Than Open Top And Flat Rack Containers, 40'
Property, Plant and Equipment [Line Items]
Containers, cost	150,371	167,011
Containers, accumulated depreciation	(55,091)	(58,852)
Containers, net book value	95,280	108,159
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	2,516,972	2,510,937
Containers, accumulated depreciation	(629,730)	(592,374)
Containers, net book value	1,887,242	1,918,563
Dry Containers Other Than Open Top And Flat Rack Containers, 45' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	28,251	28,670
Containers, accumulated depreciation	(12,105)	(11,488)
Containers, net book value	16,146	17,182
Refrigerated Containers, 20'
Property, Plant and Equipment [Line Items]
Containers, cost	20,356	20,484
Containers, accumulated depreciation	(7,898)	(7,258)
Containers, net book value	12,458	13,226
Refrigerated Containers, 20' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	4,915	5,139
Containers, accumulated depreciation	(3,134)	(3,090)
Containers, net book value	1,781	2,049
Refrigerated Containers, 40' High Cube
Property, Plant and Equipment [Line Items]
Containers, cost	1,103,865	1,052,707
Containers, accumulated depreciation	(367,815)	(338,068)
Containers, net book value	736,050	714,639
Open Top and Flat Rack Containers, 20' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	17,410	17,617
Containers, accumulated depreciation	(4,815)	(4,538)
Containers, net book value	12,595	13,079
Open Top And Flat Rack Containers, 40' Folding Flat Rack
Property, Plant and Equipment [Line Items]
Containers, cost	50,336	51,152
Containers, accumulated depreciation	(17,821)	(17,278)
Containers, net book value	32,515	33,874
Open Top And Flat Rack Containers, 20' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	12,811	13,259
Containers, accumulated depreciation	(1,666)	(1,625)
Containers, net book value	11,145	11,634
Open Top And Flat Rack Containers, 40' Open Top
Property, Plant and Equipment [Line Items]
Containers, cost	22,872	23,313
Containers, accumulated depreciation	(4,572)	(4,351)
Containers, net book value	18,300	18,962
Tank containers
Property, Plant and Equipment [Line Items]
Containers, cost	87,063	81,151
Containers, accumulated depreciation	(9,538)	(7,998)
Containers, net book value	$ 77,525	$ 73,153